Note 2 - Investments	12 Months Ended
Dec. 31, 2013
Investments Disclosure [Abstract]
Investments Disclosure [Text Block]

NOTE 2 - Investments

The Company limits credit risk by investing primarily in investment grade securities and by diversifying its investment portfolio among government and corporate bonds and mortgage loans. The Company manages its fixed income portfolio to diversify between and within industry sectors. Investments in available-for-sale securities at December 31 are summarized as follows:

2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:

U.S. government obligations	$34,485,660	$793,701	$703,570	$34,575,791
States and political subdivisions	39,910,030	3,145,632	60,898	42,994,764
Corporate	217,659,449	12,535,411	2,251,886	227,942,974
Foreign	56,960,366	2,081,436	1,395,450	57,646,352
Asset-backed securities	2,677,953	109,417	-	2,787,370
Mortgage-backed securities (MBS):
Commercial MBS	4,252,765	160,955	-	4,413,720
Residential MBS	46,449,968	1,443,228	345,062	47,548,134
Total fixed maturity securities	$402,396,191	$20,269,780	$4,756,866	$417,909,105
Equity securities:
U.S. agencies	687,000	-	-	687,000
Mutual funds	318,283	1,356	-	319,639
Corporate common stock	4,883,078	422,880	494,264	4,811,694
Total equity securities	5,888,361	424,236	494,264	5,818,333

Total	$408,284,552	$20,694,016	$5,251,130	$423,727,438

2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:

U.S. government obligations	$47,634,952	$4,263,920	$-	$51,898,872
States and political subdivisions	46,323,487	7,522,997	-	53,846,484
Corporate	207,553,209	23,818,640	93,765	231,278,084
Foreign	50,000,420	4,748,130	11,680	54,736,870
Asset-backed securities	4,460,090	289,373	529	4,748,934
Mortgage-backed securities (MBS):
Commercial MBS	6,429,641	407,386	-	6,837,027
Residential MBS	31,968,578	3,008,564	-	34,977,142
Total fixed maturity securities	$394,370,377	$44,059,010	$105,974	$438,323,413
Equity securities:
U.S. agencies	681,300	-	-	681,300
Mutual funds	318,283	3,054	-	321,337
Corporate common stock	117,468	266,532	-	384,000
Total equity securities	1,117,051	269,586	-	1,386,637

Total	$395,487,428	$44,328,596	$105,974	$439,710,050

The following table summarizes, for all securities in an unrealized loss position at December 31, 2013 and 2012, the estimated fair value, pre-tax gross unrealized loss and number of securities by length of time that those securities have been continuously in an unrealized loss position.

	December 31, 2013			December 31, 2012
		Gross	Number		Gross	Number
	Estimated	Unrealized	of	Estimated	Unrealized	of
	Fair Value	Loss	Securities	Fair Value	Loss	Securities
Fixed Maturities:
Less than 12 months:
U.S. government obligations	$17,401,555	$703,570	3	$-	$-	-
States and political subdivisions	1,239,103	60,898	2	-	-	-
Corporate	56,249,758	2,076,123	37	4,648,363	88,805	5
Foreign	26,858,417	1,395,450	15	988,320	11,680	1
Residential MBS	18,187,588	345,062	4	-	-	-
Greater than 12 months:
Corporate	1,072,341	175,763	1	243,040	4,960	1
Asset-backed securities	-	-	-	59,097	529	1
Total fixed maturities	121,008,762	4,756,866	62	5,938,820	105,974	8

Equities:
Less than 12 months:
Corporate common stock	2,806,072	494,264	24	-	-	-
Total equities	2,806,072	494,264	24	-	-	-

Total	$123,814,834	$5,251,130	86	$5,938,820	$105,974	8

As of December 31, 2013, all of the above fixed maturity securities had a fair value to cost ratio equal to or greater than 84% and the equity securities noted above had a fair value to cost ratio of over 70%. As of December 31, 2012, all of the above fixed maturity securities had a fair value to cost ratio equal to or greater than 96% and all of our equity securities had a fair value to cost ratio equal to or greater than 100%.

The Company’s decision to record an impairment loss is primarily based on whether the security’s fair value is likely to remain significantly below its book value in light of all the factors considered. Factors that are considered include the length of time the security’s fair value has been below its carrying amount, the severity of the decline in value, the credit worthiness of the issuer, and the coupon and/or dividend payment history of the issuer. The Company also assesses whether it intends to sell or whether it is more likely than not that it may be required to sell the security prior to its recovery in value. For any fixed maturity securities that are other-than-temporarily impaired, the Company determines the portion of the other-than-temporary impairment that is credit-related and the portion that is related to other factors. The credit-related portion is the difference between the expected future cash flows and the amortized cost basis of the fixed maturity security, and that difference is charged to earnings. The non-credit-related portion representing the remaining difference to fair value is recognized in other comprehensive income (loss). Only in the case of a credit-related impairment where management has the intent to sell the security, or it is more likely than not that it will be required to sell the security before recovery of its cost basis, is a fixed maturity security adjusted to fair value and the resulting losses recognized in realized gains/losses in the consolidated statements of income. Any other-than-temporary impairments on equity securities are recorded in the consolidated statements of income in the periods incurred as the difference between fair value and cost. Based on our review, the Company experienced no other-than-temporary impairments during the years ended December 31, 2013 or 2012.

Management believes that the Company will fully recover its cost basis in the securities held at December 31, 2013, and management does not have the intent to sell nor is it more likely than not that the Company will be required to sell such securities until they recover or mature. The temporary impairments shown herein are primarily the result of the current interest rate environment rather than credit factors that would imply other-than-temporary impairment.

During 2012, the Company sold its investment in Farmers Bank Capital Corporation common stock. An other-than-temporary impairment had previously been recorded on this holding. The pre-tax gain associated with this sale totaled $121,976. We have no remaining assets for which other-than-temporary impairments have been recorded.

Net unrealized gains for investments classified as available-for-sale are presented below, net of the effect on deferred income taxes and deferred acquisition costs assuming that the appreciation had been realized.

	December 31
	2013	2012
Net unrealized appreciation on available-for sale securities	$15,442,886	$44,222,622
Adjustment to deferred acquisition costs	(418,419)	(1,312,922)
Deferred income taxes	(5,108,319)	(14,821,597)
Net unrealized appreciation on available-for sale securities	$9,916,148	$28,088,103

The amortized cost and fair value of debt securities at December 31, 2013, by contractual maturity, are presented below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$2,819,416	$2,843,138
Due after one year through five years	68,576,706	75,405,769
Due after five years through ten years	192,354,594	197,155,814
Due after ten years	54,607,179	57,256,557
Due at multiple maturity dates	84,038,296	85,247,827
Total	$402,396,191	$417,909,105

Proceeds for the years ended December 31, 2013 and 2012 from sales and maturities of investments in available-for-sale securities, as well as gross gains and gross losses realized, are presented below.

	2013	2012
Proceeds from sales and maturities	$94,899,207	$34,186,233
Gross realized gains	2,613,961	513,989
Gross realized losses	(114,450)	(29,176)

Presented below is investment information, including the accumulated and annual change in net unrealized investment gains or losses. Additionally, the table shows the annual change in net unrealized investment gains (losses) and the amount of realized investment gains (losses) on debt and equity securities for the years ended December 31, 2013 and 2012.

	2013	2012
Change in unrealized investment gains (losses):
Available-for-sale:
Fixed maturities	$(28,440,122)	$12,102,159
Equity securities	(339,614)	(6,876)
Realized investment gains (losses):
Available-for-sale:
Fixed maturities	$2,505,340	$362,837
Equity securities	(5,829)	121,976

In addition to the realized investment gains and losses above, the Company also experienced a realized loss of $14,006 during the year ended December 31, 2013 relative to the demolition of a building owned by the Company.

During the third quarter of 2013, the Company initiated a program to strategically sell certain fixed maturities to generate realized gains within the investment portfolio. This program was completed prior to year end and led to the increase in realized investment gains shown above.

The Company is required to hold assets on deposit for the benefit of policyholders in accordance with statutory rules and regulations. At December 31, 2013 and 2012, these required deposits had a total fair value of $25,209,390 and $26,169,953, respectively.

The Company also engages in commercial and residential mortgage lending. As of December 31, 2013 and 2012, 83.2% and 99.9%, respectively, of these investments were in commercial properties. All commercial mortgage loans are either originated in-house or through two mortgage brokers, are secured by first mortgages on the real estate and generally carry personal guarantees by the borrowers. Loan to value ratios of 80% or less and debt service coverage from existing cash flows of 115% or higher are generally required. We minimize credit risk in our mortgage loan portfolio through various methods, including stringently underwriting the loan request, maintaining small average loan balances, and reviewing larger mortgage loans on an annual basis. As of December 31, 2013 and 2012, there were no non-performing loans, loans on nonaccrual status, loans 90 days past due or more, loans in process of foreclosure, or restructured loans. The Company experienced no mortgage loan defaults during 2013 or 2012.

During 2013, we began evaluating and purchasing residential mortgage loans through the secondary market. We review each mortgage loan opportunity individually, considering both the value of the underlying property and the credit worthiness of the borrower. These loans are typically purchased at a discount to their unpaid principal balance. We purchased residential mortgages through the secondary market totaling approximately $2,116,000 during 2013. We are utilizing a third party servicer to administer these loans.

The Company’s investments in mortgage loans, by state, are as follows:

	December 31
	2013	2012
Kentucky	$3,740,272	$2,987,588
Florida	2,622,740	3,039,200
Texas	2,432,643	2,283,924
Georgia	2,339,300	2,437,932
Ohio	1,599,450	1,679,868
Tennessee	1,203,184	1,184,954
California	942,036	-
North Carolina	589,779	524,036
Illinois	540,634	554,971
Arizona	506,134	530,657
West Virginia	467,480	494,643
Alabama	395,065	413,631
Massachusetts	283,341	-
New Jersey	258,239	-
South Carolina	250,826	270,303
Colorado	230,782	-
Idaho	188,882	202,476
Indiana	10,935	16,107
Total	$18,601,722	$16,620,290

At December 31, 2013, the Company held various real estate investments for the production of income totaling $575,114, net of accumulated depreciation of $536,565. At December 31, 2012, the Company’s real estate investments totaled $614,578, net of accumulated depreciation of $497,101.

The Company owns certain investments in state-guaranteed receivables. These investments represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. At December 31, 2013, the amortized cost and estimated fair value of state-guaranteed receivables, by contractual maturity, are summarized as follows:

	State-Guaranteed Receivables
	Amortized	Fair
	Cost	Value
Due in one year or less	$704,917	$708,224
Due after one year through five years	2,492,672	2,650,340
Due after five years through ten years	2,909,367	3,432,024
Due after ten years	1,978,151	2,602,072
Total	$8,085,107	$9,392,660

The outstanding balance of state-guaranteed receivables, by state, as of December 31, 2013 and 2012 is summarized as follows:

	December 31
	2013	2012
New York	$3,880,368	$3,973,862
Massachusetts	1,927,350	2,709,704
Georgia	1,500,719	659,540
Pennsylvania	284,756	270,657
California	195,593	202,563
Texas	212,447	198,260
Ohio	83,874	97,083
Total	$8,085,107	$8,111,669

Prior to the third quarter of 2013, the Company owned a $3,000,000 position in a Morgan Stanley market-indexed note, which paid 1% interest annually and matured in six years from the issue date. At maturity, the Company would have participated at 110% of any increase in the Dow Jones Industrial Average since the purchase date, but was guaranteed against market-related downside risk. Accordingly, a portion of the investment was classified as a derivative and bifurcated for reporting purposes. The derivative portion, having a cost basis of $645,000 calculated at 21.5% of the total value of the purchase price of the note, was reported as an investment in derivative on the balance sheet. The remaining non-derivative portion of the note was reported within fixed maturities on the balance sheet. This derivative was marked-to-market through the income statement, with the change in value reported as a component of investment income on the income statement. This investment was sold during the third quarter of 2013 for $3,918,083, generating a realized gain of $918,083. Additionally, there was an increase in current year investment income associated with the removal of the mark-to-market adjustment, as shown below.

Major categories of net investment income are summarized as follows:

	2013	2012
Fixed maturities	$19,254,558	$19,456,710
Equity securities	169,784	58,972
Mortgage loans on real estate	1,109,776	1,317,826
Policy loans	478,750	489,824
State-guaranteed receivables	568,978	487,070
Gain (loss) on investment in derivative	2,400	(110,100)
Other	229,825	116,380
Gross investment income	$21,814,071	$21,816,682
Investment expenses	1,152,929	1,090,415
Net investment income	$20,661,142	$20,726,267